Property, plant and equipment - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss related to property, plant and equipment	€ 959
Reversal of impairment loss related to property, plant and equipment	44
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	2
Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	17
ZEGNA
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss related to right-of-use assets	901
Reversal of impairment loss recognized in right of use asset	46
TFI Group
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	910
ZEGNA
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	1,782
Impairment loss related to right-of-use assets	832
Impairment loss related to intangible assets	€ 37
Growth rate (bps)	3.00%
Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate (bps)	3.00%
Bottom of range | TFI Group
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate (bps)	3.00%